NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Core Plus Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$502	$667	$845	$1,361

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.64%	5.92%	5.86%
Return After Taxes on Distributions[1]	0.02%	4.11%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.97%	3.89%	3.82%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles High Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$532	$763	$1,013	$1,728

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.26%	7.08%	6.61%
Return After Taxes on Distributions[1]	-2.71%	3.96%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.24%	4.50%	4.07%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles Investment Grade Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$506	$679	$866	$1,407

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	0.40%	5.78%	6.00%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles Limited Term Government and Agency Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 2.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$305	$477	$664	$1,203

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	-0.77%	1.84%	3.16%
Return After Taxes on Distributions[1]	-1.61%	0.96%	2.04%
Return After Taxes on Distributions and Sale of Fund Shares[1]	-0.44%	1.08%	2.02%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 3.00% to 2.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 2.25%.

Loomis Sayles Strategic Income Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$517	$712	$923	$1,531

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.14%	8.37%	7.13%
Return After Taxes on Distributions[1]	-0.88%	6.30%	4.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.16%	5.76%	4.72%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Multi-Asset Income Fund, dated August 31, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$518	$730	$968	$1,648

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Life-of- Class (11/17/05)
Class A - Return Before Taxes[1]	8.30%	10.18%	6.77%
Return After Taxes on Distributions[1]	7.29%	9.14%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.88%	7.69%	4.90%

1	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

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